Organization, Business Operations and Basis of Presentation - Financing (Details) - USD ($)			2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 13, 2020	Mar. 13, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Share price	$ 10.00	$ 10.00		$ 10.00	$ 10.00
Offering costs			$ 0
Number of warrants to purchase shares issued (in shares)				5,750,000
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		23,000,000			23,000,000
Share price	$ 10.00	$ 10.00
Proceeds from issuance of shares		$ 230,000,000.0			$ 230,000,000.0
Offering costs		10,400,000
Deferred underwriting commissions	$ 6,300,000	$ 6,300,000
Number of warrants to purchase shares issued (in shares)					5,750,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)	3,733,334	3,733,334		3,733,334	3,733,334
Price of warrants	$ 1.50				$ 1.50
Proceeds from issuance of warrants	$ 5,600,000			$ 5,600,000	$ 5,600,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		3,000,000